PROPERTY, PLANT, AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT, NET

Property, plant, and equipment, net consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Buildings	258,910	258,910
Computers and equipment	140,465	171,989
Vehicle	2,692	3,038
Construction in progress	7,343	-
Total	409,410	433,937
Less: accumulated depreciation	(94,101)	(128,505)
Property, plant, and equipment, net	315,309	305,432